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                  MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
                           1221 Avenue of the Americas
                            New York, New York 10020




                                                 March 25, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley New York Tax-Free Income Fund
     File Number 2-95664


Dear Sir or Madam:

        On behalf of the Registrant, the undersigned certifies that the form of PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 18, 2004.

                                            Very truly yours,

                                            /s/ Bennet MacDougall
                                            -----------------------
                                            Bennett MacDougall
                                            Assistant Secretary